Note 3 - Fair Value of Financial Instruments - Financial Assets Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Money Market Funds [Member]
Money market funds, Fair Value	$ 44,121	$ 46,164	$ 16,489
Fair Value, Recurring [Member]
Total assets	57,185	60,224	42,983
Fair Value, Recurring [Member] | US Treasury Securities [Member]
Investments, Fair Value Disclosure	4,188	14,060	23,805
Fair Value, Recurring [Member] | Commercial Paper, Not Included with Cash and Cash Equivalents [Member]
Investments, Fair Value Disclosure			2,689
Fair Value, Recurring [Member] | Money Market Funds [Member]
Money market funds, Fair Value	44,121	46,164	16,489
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Total assets	44,121	46,164	16,489
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Investments, Fair Value Disclosure	0	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Commercial Paper, Not Included with Cash and Cash Equivalents [Member]
Investments, Fair Value Disclosure			0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Money market funds, Fair Value	44,121	46,164	16,489
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Total assets	13,064	14,060	26,494
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member]
Investments, Fair Value Disclosure	4,188	14,060	23,805
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Commercial Paper, Not Included with Cash and Cash Equivalents [Member]
Investments, Fair Value Disclosure			2,689
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Money market funds, Fair Value	0	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Total assets	0	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US Treasury Securities [Member]
Investments, Fair Value Disclosure	0	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Commercial Paper, Not Included with Cash and Cash Equivalents [Member]
Investments, Fair Value Disclosure			0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Money market funds, Fair Value	$ 0	$ 0	$ 0